Document and Entity Information	Feb. 28, 2017
Document And Entity Information
Entity Registrant Name	AG Acquisition Group, Inc.
Entity Central Index Key	0001705126
Document Type	Other
Document Period End Date	Feb. 28, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company